Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule Of Accrued Expenses And Other Liabilities Abstract
Accrued payroll and welfare	$ 758,960	$ 622,526
Other payable for leasehold improvements	1,169,904	1,403,258
Accrued professional service expenses	347,541	327,068
Other current liabilities	972,738	789,232
Total	$ 3,249,143	$ 3,142,084